Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue by Operating Segment	Table 21.1 presents our
revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 20 (Operating Segments).
Table 21.1: Revenue by Operating Segment

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2023
Net interest income (2)	$30,185	10,034	9,498	3,966	(888)	(420)	52,375
Noninterest income:
Deposit-related fees	2,702	998	976	22	(4)	—	4,694
Lending-related fees (2)	117	531	790	8	—	—	1,446
Investment advisory and other asset-based fees (3)	—	74	150	8,446	—	—	8,670
Commissions and brokerage services fees	—	—	317	2,058	—	—	2,375
Investment banking fees	(6)	61	1,738	—	(144)	—	1,649
Card fees:
Card interchange and network revenue (4)	3,540	223	60	4	2	—	3,829
Other card fees (2)	427	—	—	—	—	—	427
Total card fees	3,967	223	60	4	2	—	4,256
Mortgage banking (2)	512	—	329	(12)	—	—	829
Net gains (losses) from trading activities (2)	—	(10)	4,553	162	94	—	4,799
Net gains (losses) from debt securities (2)	—	25	—	—	(15)	—	10
Net losses from equity securities (2)	—	(58)	(4)	(2)	(377)	—	(441)
Lease income (2)	—	644	57	—	536	—	1,237
Other (2)	442	927	727	39	339	(1,776)	698
Total noninterest income	7,734	3,415	9,693	10,725	431	(1,776)	30,222
Total revenue	$37,919	13,449	19,191	14,691	(457)	(2,196)	82,597
Year ended December 31, 2022
Net interest income (2)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income:
Deposit-related fees	3,093	1,131	1,068	24	—	—	5,316
Lending-related fees (2)	129	491	769	8	—	—	1,397
Investment advisory and other asset-based fees (3)	—	42	107	8,847	8	—	9,004
Commissions and brokerage services fees	—	—	311	1,931	—	—	2,242
Investment banking fees	(3)	60	1,492	—	(110)	—	1,439
Card fees:
Card interchange and network revenue (4)	3,590	224	60	4	—	—	3,878
Other card fees (2)	477	—	—	—	—	—	477
Total card fees	4,067	224	60	4	—	—	4,355
Mortgage banking (2)	1,100	—	296	(12)	(1)	—	1,383
Net gains (losses) from trading activities (2)	—	(6)	1,886	58	178	—	2,116
Net gains from debt securities (2)	—	5	—	—	146	—	151
Net gains (losses) from equity securities (2)	(5)	64	(5)	(2)	(858)	—	(806)
Lease income (2)	—	710	15	—	544	—	1,269
Other (2)(5)	385	910	510	37	1,285	(1,575)	1,552
Total noninterest income	8,766	3,631	6,509	10,895	1,192	(1,575)	29,418
Total revenue	$35,810	10,920	15,242	14,822	(415)	(2,011)	74,368

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(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2021
Net interest income (2)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income:
Deposit-related fees	3,045	1,285	1,112	28	5	—	5,475
Lending-related fees (2)	145	532	761	8	(1)	—	1,445
Investment advisory and other asset-based fees (3)	—	10	52	9,574	1,375	—	11,011
Commissions and brokerage services fees	—	—	290	2,010	(1)	—	2,299
Investment banking fees	(11)	53	2,405	1	(94)	—	2,354
Card fees:
Card interchange and network revenue (4)	3,426	196	45	4	—	—	3,671
Other card fees (2)	504	—	—	—	—	—	504
Total card fees	3,930	196	45	4	—	—	4,175
Mortgage banking (2)	4,490	—	480	(12)	(2)	—	4,956
Net gains (losses) from trading activities (2)	—	—	272	21	(9)	—	284
Net gains from debt securities (2)	—	44	—	—	509	—	553
Net gains (losses) from equity securities (2)	(2)	132	289	79	5,929	—	6,427
Lease income (2)	—	682	33	—	281	—	996
Other (2)(5)	473	655	690	63	2,718	(1,187)	3,412
Total noninterest income	12,070	3,589	6,429	11,776	10,710	(1,187)	43,387
Total revenue	$34,877	8,549	13,839	14,346	9,169	(1,614)	79,166
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenue types are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $904 million, $989 million, and $1.2 billion for the years ended December 31, 2023, 2022 and 2021, respectively.
(4)The cost of credit card rewards and rebates of $2.6 billion, $2.2 billion and $1.6 billion for the years ended December 31, 2023, 2022 and 2021, respectively, are presented net against the related revenue.
(5)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Operating Losses
Table 21.2 provides the components of our operating losses included in our consolidated statement of income.
Table 21.2: Operating Losses

	Year ended December 31,
($ in millions)	2023	2022	2021
Legal actions	$179	3,308	341
Customer remediation	207	2,691	536
Other	797	985	691
Total operating losses	$1,183	6,984	1,568

Accruals for Restructuring Charges
Table 21.3 provides details on our restructuring charges.
Table 21.3: Accruals for Restructuring Charges

	Year ended December 31,
(in millions)	2023	2022	2021
Balance, beginning of period	$166	565	1,214
Restructuring charges:
Current period restructuring charges	—	—	726
Changes in estimates	—	5	(650)
Total restructuring charges	—	5	76
Payments and utilization	(166)	(404)	(725)
Balance, end of period	$—	166	565